INCOME TAXES (Details 1) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax liability
Inventory	$ (4,993)	$ (4,724)
Property, plant & equipment	(25,275)	(31,606)
Non-capital loss carryforwards	(443)	(255)
Deferred tax asset
Deferred tax (liability) asset	(3,174)	0
Non-capital loss carryforwards [Member]
Deferred tax asset
Non-capital loss carryforwards	$ 27,537	$ 36,585